Consolidated statements of changes in equity - CAD ($) $ in Thousands	Total	Share Capital [Member]	Contributed Surplus [Member]	Retained Earnings [Member]	Foreign Currency Translation [Member]	Cash Flow Hedges [Member]	Equity Investments At FVOCI [Member]	Attributable to Shareholders [Member]	Non-Controlling Interest [Member]
Balance beginning period at Dec. 31, 2022	$ 5,836,065	$ 2,880,336	$ 224,687	$ 2,696,379	$ 35,400	$ 0	$ (748)	$ 5,836,054	$ 11
Net earnings (loss)	360,816	0	0	360,847	0	0	0	360,847	(31)
Other comprehensive income (loss), net of taxes	(75,338)	0	0	(25,404)	(53,440)	3,506	0	(75,338)	0
Total comprehensive income	285,478	0	0	335,443	(53,440)	3,506	0	285,509	(31)
Share-based compensation	3,692	0	3,692	0	0	0	0	3,692	0
Stock options exercised	27,537	33,829	(6,292)	0	0	0	0	27,537	0
Restricted share units released	(6,408)	0	(6,408)	0	0	0	0	(6,408)	0
Dividends	(52,079)	0	0	(52,079)	0	0	0	(52,079)	0
Transactions with owners-contributed equity	24	0	0	0	0	0	0	0	24
Balance ending period at Dec. 31, 2023	6,094,309	2,914,165	215,679	2,979,743	(18,040)	3,506	(748)	6,094,305	4
Net earnings (loss)	171,842	0	0	171,853	0	0	0	171,853	(11)
Other comprehensive income (loss), net of taxes	151,485	0	0	17,309	122,285	11,889	0	151,483	2
Total comprehensive income	323,327	0	0	189,162	122,285	11,889	0	323,336	(9)
Share-based compensation	6,775	0	6,775	0	0	0	0	6,775	0
Stock options exercised	16,656	21,202	(4,546)	0	0	0	0	16,656	0
Restricted share units released	(7,124)	0	(7,124)	0	0	0	0	(7,124)	0
Dividends	(69,641)	0	0	(69,641)	0	0	0	(69,641)	0
Transactions with owners-contributed equity	31	0	0	0	0	0	0	0	31
Balance ending period at Dec. 31, 2024	$ 6,364,333	$ 2,935,367	$ 210,784	$ 3,099,264	$ 104,245	$ 15,395	$ (748)	$ 6,364,307	$ 26